Income Taxes (Federal Statutory) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal tax at statutory rate	$ 4,063	$ 2,872	$ 2,136
State income taxes, net of federal benefit	178	354	204
Foreign income taxes, net of federal credit	92	89
Nontaxable income attributable to noncontrolling interests	(620)	(410)	2
Other adjustments	(106)	2	(3)
Income tax expense	3,744	3,050	2,436
Uncertain and effectively settled tax positions, net
Other adjustments	114	77	37
Accrued interest on uncertain and effectively settled tax positions, net [Member]
Other adjustments	$ 23	$ 66	$ 60